OTHER LONG-TERM DEBT (Schedule of Other Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Operating leases - see E below	$ 12,440	$ 10,697
Tower's loans (including current maturities) [Member]
Debt Instrument [Line Items]
Capital leases and other long-term liabilities - see D below	162,171	60,277
Operating leases - see E below	18,990	17,828
Less - current maturities of long-term debt	(65,658)	(28,201)
Fair value	222,222	151,269
Tower's loans (including current maturities) [Member] | JPY [Member]
Debt Instrument [Line Items]
Long-term JPY bank loan - principal amount, see B and C below	$ 106,719	$ 101,365